Loss Per Share - Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Weighted average number of ordinary shares in computation of basic loss per share (in shares)	222,000	193,334	193,334